Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 7,316,298	₩ 7,298,867
Less: cash and cash equivalents	(2,634,624)	(2,305,894)	₩ (2,703,422)	₩ (1,928,182)
Net debt	4,681,674	4,992,973
Total equity	15,551,433	15,140,684	₩ 14,658,490	₩ 13,183,354
Total capital	₩ 20,233,107	₩ 20,133,657
Gearing ratio	23.00%	25.00%